FINANCIAL ASSETS AND LIABILITIES - Compensable Generation Concessions (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial Assets - Non-current	R$ 2,572,814	R$ 2,601,027
Concessions | Generation
Disclosure of financial assets [line items]
Financial Assets - Non-current	2,172,580	2,172,162
Concessions | Generation | UHE Furnas
Disclosure of financial assets [line items]
Financial Assets - Non-current	762,458	762,191
Concessions | Generation | UHE Luiz Carlos de Barreto de Carvalho
Disclosure of financial assets [line items]
Financial Assets - Non-current	506,786	505,411
Concessions | Generation | UHE Paulo Afonso I, II, III and IV
Disclosure of financial assets [line items]
Financial Assets - Non-current	447,723	449,520
Concessions | Generation | UHE Marimbondo
Disclosure of financial assets [line items]
Financial Assets - Non-current	86,302	85,448
Concessions | Generation | UHE Funil
Disclosure of financial assets [line items]
Financial Assets - Non-current	64,515	63,937
Concessions | Generation | UHE Porto Colombia
Disclosure of financial assets [line items]
Financial Assets - Non-current	43,987	43,701
Concessions | Generation | UHE Luiz Gonzaga (Itaparica)
Disclosure of financial assets [line items]
Financial Assets - Non-current	65,497	65,935
Concessions | Generation | UHE Boa Esperana
Disclosure of financial assets [line items]
Financial Assets - Non-current	134,956	135,370
Concessions | Generation | UHE Xingo
Disclosure of financial assets [line items]
Financial Assets - Non-current	38,519	38,793
Concessions | Generation | UHE Coaracy Nunes
Disclosure of financial assets [line items]
Financial Assets - Non-current	5,235	5,235
Concessions | Generation | UHE Pedra
Disclosure of financial assets [line items]
Financial Assets - Non-current	13,086	13,141
Concessions | Generation | UHE Corumba
Disclosure of financial assets [line items]
Financial Assets - Non-current	R$ 3,516	R$ 3,480